ACQUISITIONS (Schedule of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Nov. 30, 2012 Sweet Im Ltd [Member]	Aug. 31, 2011 Smilebox Inc [Member]	Dec. 31, 2012 Customer relationship [Member] Minimum [Member]	Dec. 31, 2012 Customer relationship [Member] Maximum [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member] Minimum [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member] Maximum [Member]	Nov. 30, 2012 Technology [Member] Sweet Im Ltd [Member]	Aug. 31, 2011 Technology [Member] Smilebox Inc [Member]	Dec. 31, 2012 Trade name [Member]	Aug. 31, 2011 Trade name [Member] Smilebox Inc [Member]	Dec. 31, 2012 Logo [Member]	Nov. 30, 2012 Logo [Member] Sweet Im Ltd [Member]	Nov. 30, 2012 IP R&D [Member] Sweet Im Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 30,756	$ 6,358			$ 1,488			$ 20,066	$ 3,000		$ 1,870		$ 5,242	$ 5,448
Estimated useful lives	3 years	10 years 3 months			4 years 3 months 18 days	6 years 3 months 18 days		4 years 3 months 22 days	6 years 3 months 22 days	5 years	3 years	10 years 3 months	10 years 3 months	5 years	4 years